Legal proceedings and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Legal Proceedings And Contingencies
Schedule of legal proceedings and contingencies

	Labor	Civil	Taxes	Total

Balances as of January 1, 2022	25,490	22,928	99,869	148,287
Additions	2,300	7,911	63,698	73,909
Reversals	(5,306)	(6,175)	(14,861)	(26,342)
Balances as of December 31, 2022	22,484	24,664	148,706	195,854
Business combination	64	88	-	152
Additions	3,424	5,875	9,037	18,336
Reversals	(3,251)	(9,327)	(97,403)	(109,981)
Balances as of December 31, 2023	22,721	21,300	60,340	104,361
Business combination	721	481	6,044	7,246
Additions	22,744	10,006	26,119	58,869
Reversals	(14,731)	(6,647)	(35,577)	(56,955)
Balances as of December 31, 2024	31,455	25,140	56,926	113,521

Schedule of social security proceedings assessed by management

	2024	2023

Labor	38,097	32,683
Civil	50,667	51,319
Taxes	17,498	5,669
	106,262	89,671